Operating Assets and Liabilities - Inventories (Details) kr in Millions	Dec. 31, 2023 DKK (kr)
Schedule of Inventories [Line Items]
Total inventories	kr 57
Gross
Schedule of Inventories [Line Items]
Raw materials	14
Finished goods	59
Total inventories	73
Accumulated impairment
Schedule of Inventories [Line Items]
Total inventories	kr (16)